RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of foreign currencies

	Current assets	Current liabilities
ILS	969	2,378
COP	5,501	1,697
MXN	15,408	15,440
PAB	3,344	2,012
ARS	1,331	428
USD	-	-
Total	26,553	21,955

12/31/2023

	Current assets	Current liabilities
ILS	665	784
COP	4,006	2,036
MXN	11,027	17,090
PAB	2,678	2,268
ARS	1,587	539
USD	-	-
Total	19,963	22,717

	Current assets	Current liabilities
ILS	483	996
COP	5,354	5,529
MXN	4,788	14,164
GBP	14	-
PAB	922	1,214
ARS	1,368	1,361
USD	-	57
Total	12,929	23,321

12/31/2021

	Current assets	Current liabilities
ILS	150	829
COP	1,337	2,427
MXN	1,734	6,699
GBP	-	1
ARS	290	1,444
USD	85,763	158
Total	89,274	11,558

Disclosure of sensitivity analysis

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2024(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,580.9	(380)	-	380	-
MXN/EUR	21.31	3	-	(3)	-
USD/EUR	1.04	(1,132)	-	1,132	-
ARS/EUR	1,072.14	(91)	-	91	-
ILS/EUR	3.79	141	-	(141)	-

*	These figures are not presented in thousands of euros.

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2023(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,223.37	(197)	-	197	-
MXN/EUR	18.67	606	-	(606)	-
USD/EUR	1.11	495	-	(495)	-
ARS/EUR	893.34	192	-	(192)	-
ILS/EUR	4.01	12	-	(12)	-

*	These figures are not presented in thousands of euros.

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2022(*)	Income statement	Equity	Income statement	Equity
COP/EUR	5,130.56	18	-	(18)	-
MXN/EUR	20.65	938	-	(938)	-
GBP/EUR	0.88	1	-	(1)	-
USD/EUR	1.07	4,224	-	(4,224)	-
ARS/EUR	188.96	273	-	(273)	-
ILS/EUR	3.75	51	-	(51)	-

*	These figures are not presented in thousands of euros.

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2022	Income statement	Equity	Income statement	Equity
COP/EUR	5,130.56	18	-	(18)	-
MXN/EUR	20.65	938	-	(938)	-
GBP/EUR	0.88	1	-	(1)	-
USD/EUR	1.07	4,224	-	(4,224)	-
ARS/EUR	188.96	273	-	(273)	-
ILS/EUR	3.75	51	-	(51)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2021	Income statement	Equity	Income statement	Equity
COP/EUR	4,509.0	109	-	(109)	-
MXN/EUR	23.0	496	-	(496)	-
GBP/EUR	0.8	-	-	-	-
USD/EUR	1.1	8,592	-	(8,592)	-
ARS/EUR	116.0	173	-	(173)	-
ILS/EUR	4.0	55	-	(55)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2020	Income statement	Equity	Income statement	Equity
COP/EUR	4,212.0	(44)	-	44	-
MXN/EUR	24.5	(212)	-	212	-
ILS/EUR	3.9	(6)	-	6	-